Consolidated Balance Sheets (Parentheticals) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary stock, par value (in Yuan Renminbi per share)
Ordinary stock, shares authorized	Unlimited	Unlimited
Ordinary stock, shares issued	27,037,302	19,400,000
Ordinary stock, shares outstanding	27,037,302	19,400,000